united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares						Fair Value
	COMMON STOCKS - 0.3%
	REAL ESTATE - 0.3%
7,900	UNITE Group PLC					$ 66,234
21,400	St. Modwen Properties PLC					79,924
	TOTAL COMMON STOCKS (Cost $223,982)					146,158

Principal ($)				Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 0.9%
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
30,000	Capital One Bank USA NA			8.80	7/15/2019	35,441

	ELECTRIC - 0.0%
10,000	NiSource Finance Corp.			6.40	3/15/2018	10,825

	TOTAL COPORATE BONDS (Cost $45,620)					46,266

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.1%
20,000,000	United States Treasury Note/Bond			0.63	6/30/2018	20,012,900
12,000,000	United States Treasury Note/Bond			1.13	6/30/2021	12,063,276
8,200,000	United States Treasury Note/Bond			1.63	5/15/2026	8,300,581
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $40,399,492)					40,376,757

	MORTGAGE-BACKED SECURITIES - 0.9%
442,279	Fannie Mae Pool			3.50	6/1/2045	466,802
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $454,652)					466,802

Contracts		Strike Price	Expiration Date	Options Expiration Date	Futures Expiration Date	Fair Value
	PURCHASED OPTIONS ON FUTURES CONTRACTS - 11.2% +
	PURCHASED PUT OPTIONS ON FUTURES CONTRACTS - 1.1% +
500	BEANMEAL	$ 240.00	DEC16	11/25/2016	12/14/2016	10,000
37	BEANMEAL	320.00	DEC16	11/25/2016	12/14/2016	9,065
20	CLASS III MILK FUTURES	12.50	JUL16	8/3/2016	8/3/2016	200
10	COFFEE NY	105.00	DEC16	11/11/2016	12/19/2016	1,200
32	COFFEE NY	110.00	DEC16	11/11/2016	12/19/2016	7,200
80	CORN	335.00	SEP16	8/26/2016	9/14/2016	14,000
175	CORN	350.00	SEP16	8/26/2016	9/14/2016	72,188
175	CORN	400.00	AUG16	7/22/2016	9/14/2016	324,844
30	COTTON	64.00	DEC16	11/11/2016	12/7/2016	43,650
50	LEAN HOGS	82.00	AUG16	8/16/2016	10/14/2016	32,000
30	LEAN HOGS	86.00	AUG16	8/16/2016	10/14/2016	44,100
80	SOYBEANS	1,010.00	AUG16	7/22/2016	8/12/2016	4,500
30	SOYBEANS	900.00	NOV16	10/21/2016	11/14/2016	4,125
22	SUGAR NY	17.00	OCT16	9/15/2016	9/30/2016	4,682
70	WHEAT	400.00	SEP16	8/26/2016	9/14/2016	6,125
						577,879
	PURCHASED CALL OPTIONS ON FUTURES CONTRACTS - 10.1% +
80	CLASS III MILK FUTURES	14.00	JUL16	8/3/2016	8/3/2016	200,000
20	CLASS III MILK FUTURES	14.25	JUL16	8/3/2016	8/3/2016	40,000
20	CLASS III MILK FUTURES	15.50	JUL16	8/3/2016	8/3/2016	3,600
20	CLASS III MILK FUTURES	17.25	AUG16	8/3/2016	8/30/2016	9,600
1	COCOA NY	3,300.00	AUG16	7/1/2016	9/15/2016	10
1	COCOA NY	3,300.00	SEP16	8/5/2016	9/15/2016	60
1	COCOA NY	3,400.00	SEP16	8/5/2016	9/15/2016	20
2	COCOA NY	3,500.00	SEP16	8/5/2016	9/15/2016	20
30	CORN SHORT DATED	450.00	SEP16	8/26/2016	9/14/2016	4,500
375	CORN	400.00	SEP16	8/26/2016	9/14/2016	131,250
75	CORN	430.00	AUG16	7/22/2016	9/14/2016	3,750
50	CORN	480.00	SEP16	8/26/2016	9/14/2016	3,438
10	CORN	490.00	DEC16	11/25/2016	12/14/2016	1,938
30	LIVE CATTLE	120.00	JUL16	7/1/2016	8/31/2016	300
52	LIVE CATTLE	120.00	OCT16	10/7/2016	10/31/2016	50,960
20	NONFAT DRY MILK	92.00	JUL16	7/28/2016	8/2/2016	110
25	SOYABEAN SHORT DATED	1,200.00	AUG16	7/22/2016	8/12/2016	20,000
215	SOYBEANS	1,000.00	NOV16	10/21/2016	11/14/2016	1,746,875
200	SOYBEANS	1,040.00	AUG16	7/22/2016	8/12/2016	1,358,750
200	SOYBEANS	1,100.00	NOV16	10/21/2016	11/14/2016	913,750
10	SOYBEANS	1,200.00	AUG16	7/22/2016	8/12/2016	10,688
235	SOYBEANS	1,200.00	NOV16	10/21/2016	11/14/2016	590,438
40	SOYBEANS	1,260.00	AUG16	7/22/2016	8/12/2016	17,250
60	SOYBEANS	1,260.00	NOV16	10/21/2016	11/14/2016	102,750
12	SUGAR NY	23.00	OCT16	9/15/2016	9/30/2016	7,795
80	WHEAT	560.00	SEP16	8/26/2016	9/14/2016	6,500
						5,224,352

	PURCHASED OPTIONS ON FUTURES CONTRACTS (Premiums Paid $2,545,263)					5,802,231
Shares
	SHORT-TERM INVESTMENT - 86.7%
	MONEY MARKET FUND - 86.7%
44,776,517	Dreyfus Cash Management Fund - Institutional Class, 0.30% (a) (Cost $44,776,517)					44,776,517

	TOTAL INVESTMENTS (Cost $88,445,526) (b) - 177.3%					$ 91,614,731
	LIABILITIES IN EXCESS OF OTHER ASSETS (c)- (77.3) %					(39,926,564)
	NET ASSETS - 100.0%					$ 51,688,167

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Contracts		Strike Price	Expiration Date	Options Expiration Date	Futures Expiration Date	Fair Value

	WRITTEN OPTIONS ON FUTURES CONTRACTS - (4.9) % +
	WRITTEN PUT OPTIONS ON FUTURES CONTRACTS - (2.4) % +
10	COFFEE NY	$ 115.00	DEC16	11/11/2016	12/19/2016	$ (3,900)
32	COFFEE NY	120.00	DEC16	11/11/2016	12/19/2016	(20,640)
80	CORN	355.00	SEP16	8/26/2016	9/14/2016	(42,000)
50	CORN	370.00	DEC16	11/25/2016	12/14/2016	(59,062)
25	CORN	430.00	AUG16	7/22/2016	9/14/2016	(81,875)
60	COTTON	64.00	NOV16	10/21/2016	12/7/2016	(77,100)
30	LEAN HOGS	80.00	AUG16	8/16/2016	10/14/2016	(12,000)
13	LIVE CATTLE	110.00	OCT16	10/7/2016	10/31/2016	(14,690)
236	SOYBEANS	1,000.00	NOV16	10/21/2016	11/14/2016	(112,100)
80	SOYBEANS	1,030.00	AUG16	7/22/2016	8/12/2016	(6,000)
100	SOYBEANS	1,100.00	MAR17	2/24/2017	3/14/2017	(383,125)
200	SOYBEANS	1,100.00	NOV16	10/21/2016	11/14/2016	(382,500)
60	SOYBEANS	800.00	NOV16	10/21/2016	11/14/2016	(2,625)
22	SUGAR NY	18.00	OCT16	9/15/2016	9/30/2016	(9,117)
50	WHEAT	420.00	SEP16	8/26/2016	9/14/2016	(15,313)
20	WHEAT	440.00	SEP16	8/26/2016	9/14/2016	(14,625)
						(1,236,672)
	WRITTEN CALL OPTIONS ON FUTURES CONTRACTS - (2.5) % +
60	CLASS III MILK FUTURES	13.00	JUL16	8/3/2016	8/3/2016	(270,000)
20	CLASS III MILK FUTURES	14.50	JUL16	8/3/2016	8/3/2016	(30,400)
20	CLASS III MILK FUTURES	16.25	AUG16	8/3/2016	8/30/2016	(24,800)
50	CORN	370.00	DEC16	11/25/2016	12/14/2016	(62,188)
125	CORN	380.00	SEP16	8/26/2016	9/14/2016	(71,094)
50	CORN	460.00	SEP16	8/26/2016	9/14/2016	(5,000)
10	CORN	470.00	DEC16	11/25/2016	12/14/2016	(2,500)
30	COTTON	64.00	DEC16	11/11/2016	12/7/2016	(46,200)
60	COTTON	64.00	NOV16	10/21/2016	12/7/2016	(82,200)
30	COTTON	67.00	DEC16	11/11/2016	12/7/2016	(28,200)
30	COTTON	68.00	DEC16	11/11/2016	12/7/2016	(23,700)
30	COTTON	68.00	SEP16	8/19/2016	12/7/2016	(8,250)
13	LIVE CATTLE	116.00	OCT16	10/7/2016	10/31/2016	(21,060)
30	LIVE CATTLE	124.00	JUL16	7/1/2016	8/31/2016	(150)
20	NONFAT DRY MILK	86.00	JUL16	7/28/2016	8/2/2016	(13,860)
4	SOYABEAN CRUSH	70.00	DEC16	11/25/2016	1/13/2017	(42,500)
100	SOYBEANS	1,100.00	MAR17	2/24/2017	3/14/2017	(406,875)
40	SOYBEANS	1,240.00	AUG16	7/22/2016	8/12/2016	(23,500)
60	SOYBEANS	1,240.00	NOV16	10/21/2016	11/14/2016	(117,000)
10	SOYBEANS	1,300.00	AUG16	7/22/2016	8/12/2016	(2,250)
12	SUGAR NY	22.00	OCT16	9/15/2016	9/30/2016	(10,752)
80	WHEAT	540.00	SEP16	8/26/2016	9/14/2016	(9,000)
						(1,301,479)

	WRITTEN OPTIONS ON FUTURES CONTRACTS (Premiums Received $3,262,034)					(2,538,151)

		Notional Amount at Value	Expiration Date		Futures Expiration Date	Unrealized Appreciation (Depreciation)

	LONG FUTURES CONTRACTS - (0.6) % +
50	BEANMEAL	2,005,500.00	OCT16		10/14/2016	72,750
25	BEANMEAL	1,009,250.00	SEP16		9/14/2016	(8,750)
32	BEANOIL	620,160.00	JAN17		1/13/2017	12,828
169	COCOA NY	4,965,220.00	DEC16		12/14/2016	(7,559)
10	COFFEE NY	585,937.50	DEC17		12/18/2017	12,825
68	COFFEE NY	3,879,825.00	MAY17		5/18/2017	139,050
93	COFFEE NY	5,079,543.75	SEP16		9/20/2016	146,190
415	CORN	7,703,437.50	DEC16		12/14/2016	(501,511)
20	COTTON	641,700.00	DEC16		12/7/2016	(18,700)
3	FEEDER CATTLE	216,450.00	AUG16		8/25/2016	(75)
1	GOLD CMX	132,060.00	AUG16		8/29/2016	(920)
41	KCBT RED WHEAT	866,125.00	SEP16		9/14/2016	(12,300)
7	LEAN HOGS	179,760.00	DEC16		12/14/2016	(12,701)
56	LEAN HOGS	1,855,840.00	JUL16		7/15/2016	(20,491)
5	LEAN HOGS	158,700.00	JUN17		6/14/2017	2,969
25	LEAN HOGS	717,000.00	OCT16		10/14/2016	(4,970)
1	LIVE CATTLE	45,930.00	AUG16		8/31/2016	1,300
2	NATURAL GAS	58,480.00	AUG16		7/27/2016	240
7	OATS	70,612.50	DEC16		12/14/2016	398
39	SOYBEANS	2,239,087.50	JAN17		1/13/2017	182,741
40	SOYBEANS	2,209,500.00	MAR17		3/14/2017	(8,750)
50	SUGAR NY	1,138,480.00	OCT16		9/30/2016	9,101
98	WHEAT	2,280,950.00	DEC16		12/14/2016	(293,119)
						(309,454)

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Contracts		Notional Amount at Value	Expiration Date		Futures Expiration Date	Unrealized Appreciation (Depreciation)

	SHORT FUTURES CONTRACTS - (3.8) % +
22	BEANMEAL	(892,760.00)	AUG16		8/12/2016	$ (10,540)
92	BEANMEAL	(3,689,200.00)	DEC16		12/14/2016	(31,200)
22	BEANMEAL	(872,520.00)	JAN17		1/13/2017	12,540
28	BEANOIL	(529,704.00)	AUG16		8/12/2016	9,732
37	BEANOIL	(711,954.00)	DEC16		12/14/2016	7,548
20	CASH-SETTLED CHEESE	(655,200.00)	JUL16		8/2/2016	(88,400)
173	COCOA NY	(5,125,990.00)	SEP16		9/15/2016	13,170
86	COFFEE NY	(4,782,675.00)	DEC16		12/19/2016	(161,457)
25	COFFEE NY	(1,437,656.25)	JUL17		7/19/2017	(46,612)
62	COFFEE NY	(3,504,937.50)	MAR17		3/21/2017	(209,976)
337	CORN	(6,158,675.00)	SEP16		9/14/2016	610,498
4	CRUDE OIL	(193,320.00)	AUG16		7/20/2016	(1,128)
1	CRUDE OIL	(50,620.00)	DEC16		11/21/2016	610
20	FLUID MILK	(610,000.00)	JUL16		8/2/2016	(93,200)
1	HI GR. COPPER	(54,887.50)	SEP16		9/26/2016	(819)
87	LEAN HOGS	(2,897,970.00)	AUG16		8/12/2016	104,817
13	LIVE CATTLE	(596,180.00)	OCT16		10/31/2016	12,717
107	SOYBEANS	(6,282,237.50)	AUG16		8/12/2016	(153,399)
10	SOYBEANS	(544,000.00)	MAY17		5/12/2017	(70,331)
538	SOYBEANS	(31,022,425.00)	NOV16		11/14/2016	(2,229,661)
22	SOYBEANS	(1,278,475.00)	SEP16		9/14/2016	(32,577)
47	SUGAR NY	(1,075,435.20)	MAR17		2/28/2017	(9,263)
147	WHEAT	(3,274,425.00)	SEP16		9/14/2016	393,504
						(1,973,429)

	TOTAL NET UNREALIZED DEPRECIATION FROM OPEN FUTURES CONTRACTS					$ (2,282,883)

LP - Limited Partnership.
PLC - Public Limited Company
* Non-income producing investment.
+ This investment is a holding of DMFSF Fund Limited which commenced operations on September 3, 2013 and is a wholly-owned subsidiary of Discretionary Managed Futures Strategy Fund.
(a) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $83,791,047, and differs by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation:		$ 8,608,808
				Unrealized depreciation:		(785,124)
			Net unrealized appreciation:			$ 7,823,684

(c) Includes the net unrealized gain on options and futures which are presented separately in the consolidated portfolio of investments.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a setled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Triumph Alternatives, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Baord on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market and (xi) the market value of any securities into which the security is convertible or exchangeable.

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of June 30, 2016, the amount of unrealized depreciation on futures contracts subject to commodity price risk amounted to $2,282,883.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. As of June 30, 2016 the amount of unrealized appreciation on option contracts subject to commodity price risk amounted to $723,883.

The notional value of the derivative instruments outstanding as of June 30, 2016 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 146,158	$ -	$ -	$ 146,158
Bonds & Notes	-	46,266	-	46,266
U.S. Government & Agency Obligations	-	40,376,757	-	40,376,757
Mortgage-Backed Securities	-	466,802	-	466,802
Short-Term Investment	44,776,517	-	-	44,776,517
Purchased Put Options on Futures Contracts	577,879	-	-	577,879
Purchased Call Options on Futures Contracts	5,224,352	-	-	5,224,352
Total	$ 50,724,906	$ 40,889,825	$ -	$ 91,614,731

Derivatives	Level 1	Level 2	Level 3	Total
Written Put Options on Futures Contracts	$ -	$ 1,236,672	$ -	$ 1,236,672
Written Call Options on Futures Contracts	-	1,301,479	-	1,301,479
Long Future Contracts (a)	(309,454)	-	-	(309,454)
Short Future Contracts (a)	(1,973,429)	-	-	(1,973,429)
Total	$ (2,282,883)	$ 2,538,151	$ -	$ 255,268
(a) Amount shown represents unrealized gain(loss) at period end.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
See Consolidated Portfolio of Investmenst for industry classifications.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Consolidation of Subsidaries – The Consolidated Portfolio of Investments of the Fund includes DMFSF Fund Limited (“DMFSF”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the DMFSF is as follows:
	Inception Date of CFC	CFC Net Assets at June 30, 2016		% of Fund Net Assets at June 30, 2016
DMFSF-CFC	9/3/13	$6,531,061		12.6%

The Fund currently invests a portion of its assets in the Partnership through DMFSF. DMFSF maintained a controlling interest in the Partnership during the period ended June 30, 2016 and consolidated the operations of the Partnership for the period ended June 30, 2016. The non-controlling interest is the portion of equity ownership in the Partnership not attributable to DMFSF or the Fund. The Fund may redeem its investment from the Partnership at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  As of June 30, 2016 the percentage of the Fund’s net assets invested in the Partnership was 12.26%. The performance of the Fund may be directly affected by the performance of the Partnership.

For tax purposes, DMFSF is an exempted Cayman investment company. DMFSF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, DMFSF is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, DMFSF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Underlying Investment in Other Investment Companies - The Discretionary Managed Futures Strategy Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Dreyfus Cash Management Fund - Institutional Class (the "Securities").  The Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov” or on the Securities’ websites. As of June 30, 2016, the percentage of the Discretionary Managed Futures Strategy Fund's net assets invested in the Dreyfus Cash Management Fund - Institutional Class was 86.6%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/23/2016

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/23/2016